Note Income taxes (Differences between income tax expense (benefit) applicable to income before income taxes and amount computed by applying the statutory tax rate in Puerto Rico) (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Amount
Adjustments in net deferred tax due to change in tax law	$ 27,686		$ 168,358	$ 0
Income tax expense	119,579		230,830	78,784
PUERTO RICO
Amount
Computed income tax at statutory rates	287,717		132,020	114,792
Net benefit of net tax exempt interest income	(97,199)		(76,815)	(63,053)
Deferred tax asset valuation allowance	27,336		20,882	16,585
Difference in tax rates due to multiple jurisdictions	(16,324)		(2,217)	(4,092)
Adjustments in net deferred tax due to change in tax law	27,686		168,358	0
Unrecognized tax benefits	(1,621)		(1,185)	(4,442)
State and local taxes	8,772		4,123	9,081
Other	(5,050)		(1,232)	(1,242)
Income tax expense	$ 119,579		$ 230,830	$ 78,784
% of pre-tax income
Computed income tax at statutory rates	39.00%		39.00%	39.00%
Net benefit of net tax exempt interest income	(13.00%)		(23.00%)	(22.00%)
Deferred tax asset valuation allowance	4.00%		6.00%	6.00%
Difference in tax rates due to multiple jurisdictions	(3.00%)		(1.00%)	(1.00%)
Effective Income Tax Rate Reconciliation Change In Enacted Tax Rate	4.00%		50.00%	0.00%
Unrecognized tax benefits	0.00%		0.00%	(2.00%)
State and local taxes	1.00%		1.00%	3.00%
Others	(1.00%)		0.00%	0.00%
Income tax (benefit) expense	16.00%		68.00%	27.00%
PUERTO RICO | Effect Of Income Subject To Preferential Tax Rate
Amount
Other	$ (111,738)	[1]	$ (13,104)	$ 11,155
% of pre-tax income
Others	(15.00%)		(4.00%)	4.00%

[1]	For the year ended December 31,2018, includes the impact of the Tax Closing Agreement entered into in connection with the Westernbank FDIC-assisted Transaction.